NOTES PAYABLE (Details Narrative) - USD ($)											12 Months Ended
	Aug. 31, 2015	Apr. 10, 2015	Mar. 31, 2015	Feb. 11, 2015	Dec. 10, 2014	Nov. 26, 2014	Aug. 06, 2014	Jul. 18, 2014	Jun. 12, 2014	Feb. 03, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Sep. 21, 2015
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Notes payable											$ 103,320		$ 106,312
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable											103,320		$ 106,312	$ 100,000
QPAGOS Corporation - Parent Company [Member]
Notes payable											103,320	$ 2,324,422
Value of debt instrument converted											2,909,423
QPAGOS Corporation - Parent Company [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable											103,320
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | 5% Notes Payable Due On February 3, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable										$ 500,000
Notes payable term										60 months
Date of first required payment										2015-02
Proceeds from notes payable											35,021	154,500
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | 5% Notes Payable Due On February 3, 2019 (Redpag Electronicos S.A.P.I. de C.V.) [Member] | Unsecured Loan Agreements [Member]
Notes payable										$ 1,500,000
Notes payable term										60 months
Date of first required payment										2015-02
Proceeds from notes payable												762,000
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | Notes Payable (Satellite Development) [Member]
Notes assigned	$ 116,258
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | Notes Payable (Other parties) [Member]
Notes payable	(876,945)
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | 5% Notes Payable Due On February 3, 2019 [Member]
Notes assigned	190,834
Value of debt instrument converted	$ 190,834
Number of shares issued from conversion	954,168
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member]
Notes payable	$ 596,543											596,543
Value of debt instrument converted	$ 596,543
Number of shares issued from conversion	2,982,715
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable term									60 months
Date of first required payment									2015-02
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable									$ 199,130
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable									203,320
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable									$ 194,093
QPAGOS Corporation - Parent Company [Member] | Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 [Member]
Notes payable												400,000
QPAGOS Corporation - Parent Company [Member] | Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 [Member] | Unsecured Loan Agreements [Member]
Notes payable								$ 400,000
Notes payable term								60 months
Date of first required payment								2015-02
QPAGOS Corporation - Parent Company [Member] | Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 (Individual) [Member]
Notes payable	$ 80,000
QPAGOS Corporation - Parent Company [Member] | Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 [Member]
Notes payable	320,000
Value of debt instrument converted	$ 320,000
Number of shares issued from conversion	1,600,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 [Member]
Notes payable												211,379
QPAGOS Corporation - Parent Company [Member] | Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 [Member] | Unsecured Loan Agreements [Member]
Notes payable	$ 211,379				$ 211,379
Notes payable term					60 months
Date of first required payment					2015-02
QPAGOS Corporation - Parent Company [Member] | Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 (Panatrade Business Ltd) [Member]
Notes assigned	(116,258)
QPAGOS Corporation - Parent Company [Member] | Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 (Delinvest Commercial Limited) (Panatrade Business Ltd) [Member]
Notes assigned	(95,121)
QPAGOS Corporation - Parent Company [Member] | Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Notes payable	25,000
Value of debt instrument converted	$ 25,000
Number of shares issued from conversion	125,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | Unsecured Loan Agreements [Member]
Notes assigned						$ 25,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Strategic IR, Inc [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Notes payable	$ 125,000											75,000
Value of debt instrument converted	$ 125,000
Number of shares issued from conversion	625,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Strategic IR, Inc [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | Unsecured Loan Agreements [Member]
Notes payable						$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Strategic IR, Inc [Member] | 12% Notes Payable Due On December 31, 2014 (Panatrade Business Ltd) [Member]
Notes payable	$ 50,000
QPAGOS Corporation - Parent Company [Member] | Joseph W & Patricia G Family Trust [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | Unsecured Loan Agreements [Member]
Notes assigned							$ 50,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Joseph W & Patricia G Family Trust [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | Unsecured Loan Agreements [Member]
Notes assigned						$ 50,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Joseph W & Patricia G Family Trust [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Notes payable	100,000											100,000
Value of debt instrument converted	$ 100,000
Number of shares issued from conversion	500,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Alberto Pereira Bunster [Member] | 12% Notes Payable Due On June 30, 2015 [Member]
Notes payable	$ 75,000
Value of debt instrument converted	$ 75,000
Number of shares issued from conversion	375,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Alberto Pereira Bunster [Member] | 12% Notes Payable Due On June 30, 2015 [Member] | Unsecured Loan Agreements [Member]
Notes payable		$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Dimitri Kurganov [Member] | 5% Notes Payable Due On April 1, 2016 [Member]
Notes payable	$ 75,000
Value of debt instrument converted	$ 75,000
Number of shares issued from conversion	375,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Dimitri Kurganov [Member] | 5% Notes Payable Due On April 1, 2016 [Member] | Unsecured Loan Agreements [Member]
Notes payable			$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Alex Pereira [Member] | 12% Notes Payable Due On June 30, 2015 [Member]
Notes payable		$ 75,000
Value of debt instrument converted	$ 75,000
Number of shares issued from conversion	375,000
Share price (in dollars per share)		$ 0.20
QPAGOS Corporation - Parent Company [Member] | Alex Pereira [Member] | 12% Notes Payable Due On June 30, 2015 [Member] | Unsecured Loan Agreements [Member]
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 [Member]
Notes payable
QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 [Member] | Unsecured Loan Agreements [Member]
Notes payable				$ 300,000
Date of first required payment				2015-02
Proceeds from notes payable				$ 24,980
QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 (Satellite Development ) [Member]
Notes assigned	$ 95,121
QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 (Other parties) [Member]
Notes assigned	(162,000)
QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 [Member]
Notes assigned	258,101
Value of debt instrument converted	$ 258,101
Number of shares issued from conversion	1,290,504
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Evgeny Simonov [Member] | 12% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member]
Notes payable	$ 220,000
Notes payable	220,000
Value of debt instrument converted	$ 220,000
Number of shares issued from conversion	1,100,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Igor Moiseev [Member] | 5% Notes Payable Due On July 18, 2019 (Newvello Limited) [Member]
Notes assigned	$ 80,000
Notes payable	80,000
Value of debt instrument converted	$ 80,000
Number of shares issued from conversion	400,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Irina Galikhanova [Member] | 5% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member]
Notes payable	$ 380,000
Notes payable	380,000
Value of debt instrument converted	$ 380,000
Number of shares issued from conversion	1,900,000
Share price (in dollars per share)	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Olga Akhmetova [Member] | 5% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member]
Notes payable	$ 388,945
Notes payable	388,945
Value of debt instrument converted	$ 388,945
Number of shares issued from conversion	1,944,724
Share price (in dollars per share)	$ 0.20